UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: September 30, 2012 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL November 6, 2012


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  35
Form 13F Information Table Value Total: $137,616
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP			COM	000361105	4872	296701	SH			SOLE	296701
ANALOGIC CORP			COM	32657207	8740	112000	SH			SOLE	112000
ANAREN INC			COM	32744104	3078	153973	SH			SOLE	153973
ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	6824	132172	SH			SOLE	132172
CALIX INC			COM	13100M509	2118	330902	SH			SOLE	330902
CEDAR FAIR LP			LP	150185106	2868	85678	SH			SOLE	85678
CELADON GROUP INC		COM	150838100	5150	320466	SH			SOLE	320466
CERADYNE INC			COM	156710105	3110	127305	SH			SOLE	127305
CHRISTOPHER & BANKS CORP	COM	171046105	580	165117	SH			SOLE	165117
CLARCOR INC			COM	179895107	1008	22576	SH			SOLE	22576
CLEAN HARBORS INC		COM	184496107	7332	150102	SH			SOLE	150102
CONN'S INC			COM	208242107	1044	47345	SH			SOLE	47345
DYCOM INDUSTRIES INC		COM	267475101	6404	445316	SH			SOLE	445316
ESCO TECHNOLOGIES INC		COM	296315104	5997	154368	SH			SOLE	154368
FINISH LINE/THE - CL A		COM	317923100	661	29074	SH			SOLE	29074
GORMAN-RUPP CO			COM	383082104	1952	72309	SH			SOLE	72309
GRAND CANYON EDUCATION INC	COM	38526M106	4973	211355	SH			SOLE	211355
KORN/FERRY INTERNATIONAL	COM	500643200	3840	250479	SH			SOLE	250479
MASTEC INC			COM	576323109	2389	121252	SH			SOLE	121252
MERIDIAN BIOSCIENCE INC		COM	589584101	7794	406337	SH			SOLE	406337
MYR GROUP INC/DELAWARE		COM	55405W104	7299	365855	SH			SOLE	365855
ON ASSIGNMENT INC		COM	682159108	2508	125895	SH			SOLE	125895
PERFICIENT INC			COM	71375U101	1962	162569	SH			SOLE	162569
RESOURCES CONNECTION INC	COM	76122Q105	4863	369917	SH			SOLE	369917
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	2017	124639	SH			SOLE	124639
RPM INTERNATIONAL INC		COM	749685103	6870	240728	SH			SOLE	240728
SHORETEL INC			COM	825211105	1633	399272	SH			SOLE	399272
STANDARD MOTOR PRODS		COM	853666105	4895	265737	SH			SOLE	265737
STEVEN MADDEN LTD		COM	556269108	3289	75237	SH			SOLE	75237
TETRA TECH INC			COM	88162G103	5317	202459	SH			SOLE	202459
UNITED RENTALS INC		COM	911363109	833	25479	SH			SOLE	25479
VALMONT INDUSTRIES		COM	920253101	842	6403	SH			SOLE	6403
VCA ANTECH INC			COM	918194101	7223	366270	SH			SOLE	366270
WINNEBAGO INDUSTRIES		COM	974637100	5202	411915	SH			SOLE	411915
WNS HOLDINGS LTD-ADR		ADR	92932M101	2130	208013	SH			SOLE	208013




